Trade Receivables and Unbilled Revenue, Net - Summary of Trade Receivables and Unbilled Revenue (Detail) - USD ($) $ in Thousands		Mar. 31, 2022	Mar. 31, 2021
Trade and other receivables [abstract]
Trade receivables and unbilled revenue	[1]	$ 189,952	$ 152,414
Less: Allowances for ECL		(2,398)	(2,624)
Total		187,554	149,790
Non-current trade receivables		0	269
Current Trade Receivables and Unbilled revenue	[1]	$ 187,554	$ 149,521

[1]	As at March 31, 2022 and March 31, 2021 unbilled revenue includes contract assets amounting to $246 and $191, respectively.